Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 unit	Dec. 31, 2013	Dec. 31, 2012
Intangible assets
Number of reporting units	2
Goodwill [Roll Forward]
Goodwill	$ 26,542,000,000	$ 26,395,000,000
Acquisitions	1,616,000,000	173,000,000
Foreign currency translation adjustments	(14,000,000)	(25,000,000)
Other	(2,000,000)	(1,000,000)
Goodwill	28,142,000,000	26,542,000,000	26,395,000,000
Finite-lived intangible assets weighted average useful life (in years)	13 years 7 months
Amortization expense related to finite-lived intangible assets	518,000,000	494,000,000	486,000,000
Anticipated annual amortization expenses
2015	486,000,000
2016	456,000,000
2017	433,000,000
2018	415,000,000
2019	383,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount	13,799,000,000	13,038,000,000
Finite-lived intangible asset, accumulated amortization	(4,025,000,000)	(3,509,000,000)
Intangible assets, net carrying amount	9,774,000,000	9,529,000,000
Customer contracts and relationships and covenants not to compete
Goodwill [Roll Forward]
Finite-lived intangible assets weighted average useful life (in years)	13 years 2 months
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount	6,521,000,000	5,840,000,000
Finite-lived intangible asset, accumulated amortization	(3,549,000,000)	(3,083,000,000)
Intangible assets, net carrying amount	2,972,000,000	2,757,000,000
Favorable leases and other
Goodwill [Roll Forward]
Finite-lived intangible assets weighted average useful life (in years)	16 years 3 months
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount	880,000,000	800,000,000
Finite-lived intangible asset, accumulated amortization	(476,000,000)	(426,000,000)
Intangible assets, net carrying amount	404,000,000	374,000,000
Trademarks (indefinitely-lived)
Goodwill [Roll Forward]
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Finite-lived intangible asset, accumulated amortization	0	0
Intangible assets, net carrying amount	6,398,000,000	6,398,000,000
Pharmacy Services Segment
Goodwill [Roll Forward]
Goodwill	19,658,000,000	19,646,000,000
Acquisitions	1,578,000,000	13,000,000
Foreign currency translation adjustments	0	0
Other	(2,000,000)	(1,000,000)
Goodwill	21,234,000,000	19,658,000,000
Retail Pharmacy Segment
Goodwill [Roll Forward]
Goodwill	6,884,000,000	6,749,000,000
Acquisitions	38,000,000	160,000,000
Foreign currency translation adjustments	(14,000,000)	(25,000,000)
Other	0	0
Goodwill	6,908,000,000	6,884,000,000
Corporate Segment
Goodwill [Roll Forward]
Goodwill	$ 0	$ 0	$ 0